STOCKHOLDERS' EQUITY	12 Months Ended
Sep. 30, 2018
Equity [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 15 – STOCKHOLDERS’ EQUITY

On October 12, 2015, 100% of ZK International’s equity was transferred from ZHENG Jia Jun to the five Mainland Chinese beneficial owners, with HUANG Jian Cong holding 45%, WANG Ming Jie holding 20%, WANG Guo Lin holding 20%, WANG Jian Di holding
10
% and WANG Yang Ming holding 5%.

On May 25, 2016, Zhejiang Zhengkang's Board of Directors resolved to increase Zhejiang Zhengkang's registered capital by RMB 10,000,000, from RMB 20,000,000 to RMB 30,000,000, and contribution by Wenzhou Weijia of RMB 9,900,000 and by HUANG Jian Cong of RMB 100,000, respectively. After this capital increase, there was no change on Zhejiang Zhengkang's shareholders’ investment proportion. Zhejiang Zhengkang received RMB 9,900,000 capital injection from Wenzhou Weijia on June 21, 2016 and received RMB 100,000 capital injection from HUANG Jian Cong on June 28, 2016. HUANG Jian Cong on June 28, 2016 became a
1
% non-controlling interest holder. Zhejiang Zhengkang has received its revised business license on August 1, 2016.

Recapitalization

On December 19, 2016, the Board of Directors of the Company approved i) decrease of par value of the ordinary shares from $1 to no par value, (the “Par Value Change”); ii) a 180 for 1 forward stock split whereby every authorized, issued and outstanding ordinary shares was exchanged for 180 new ordinary shares (the “Stock Split”) and iii) increase of authorized shares from 9,000,000 to 50,000,000 ordinary shares (the “Shares Increase”, collectively with Par Value Change and Stock Split referred as the “Recapitalization”). As of March 20, 2017, the Recapitalization was complete and effectuated.

Shares Issuances

On December 21, 2017, the Company completed a Regulation S closing of private placement offering of ordinary shares of ZK International, no par value per share, at a purchase price of $6.00 per share, for an aggregate purchase price of $100,000 or 5.89BTC in cryptocurrency. Upon the closing, the Company issued a total of 16,666 ordinary shares to the subscribers in the Offering, subject to customary restrictions pursuant to Rule 144 of the Securities Act of 1933, as amended.

On December 22, 2017, the Company completed a Regulation D closing of private placement offering of ordinary shares of ZK International, no par value per share, at a purchase price of $6.00 per share, for an aggregate purchase price of $420,000. Upon the closing, the Company issued a total of 70,000 ordinary shares to the subscribers in the Offering, subject to customary restrictions pursuant to Rule 144 of the Securities Act of 1933, as amended.

On January 9, 2018, the Company completed a closing of private placement offering of ordinary shares of ZK International, no par value per share, at a purchase price of $8.00 per share, for an aggregate purchase price of $500,000 or 34.123BTC in cryptocurrency. Upon the closing, the Company issued a total of 62,500 ordinary shares to the subscribers in the Offering, subject to customary restrictions pursuant to Rule 144 of the Securities Act of 1933, as amended.

On March 21, 2018 the Company issued 30,000 ordinary shares of ZK International, no par value per share, to render the consulting contract with a consultant of the Company. The shares are measured based on the fair market value of $5.88 per share and the value of this share issuance is recognized as consulting expense.

On August 15, 2018, ZK International entered into a debt settlement and mutual release agreement (the “Debt Settlement and Mutual Release Agreement”) with Mr. Jiancong Huang, the Chief Executive Officer and Chairman of the Board of our Company. As of August 15, 2018, the Company was indebted to
Mr. Huang approximately RMB 69 million and both parties agreed to settle the amount of RMB 64,079,472 (approximately $9,242,676 based on the exchange rate of 0.144238 on August 15, 2018) (the “Debt”), in respect to prior advances to finance the Company’s working capital. Mr. Huang agreed to accept 3,280,525 restricted ordinary shares, subject to Rule 144 of the Securities Act of 1933 as amended (the “Securities Act”), at $2.82 per share, representing 75% of the average closing bid price for the period from July 23, 2018 to August 3, 2018 (the “Shares”) to settle the Debt pursuance to the terms and conditions set forth in the Debt Settlement and Mutual Release Agreement (the “Settlement”). The Settlement, deemed as a related party transaction, was reviewed and approved by Company’s compensation committee, the Board of Directors and Nasdaq.
 As a foreign private issuer, we are permitted to, and did in this instance, follow certain home country corporate governance practices instead of those otherwise required under the applicable rules of the Nasdaq Capital Market for domestic U.S. issuers, provided that we disclose the requirements we are not following and describe the home country practices we are following. See “Item 16.G – Corporate Governance.”

Public Offering Warrants

In connection with the IPO on September 1, 2017, the Company issued warrants equal to seven percent (7%) of the shares issued, totaling 74,784 units to the placement agents (the “warrants”). The warrants carry a term of five years, and shall not be exercisable for a period of six months from the closing of the IPO and shall be exercisable at $5 per share. Management determined that these warrants are equity instruments because the warrants are both a) indexed to its own stock; and b) classified in stockholders' equity. The warrants were recorded at their fair value on the date of grant as a component of stockholders’ equity. As of September 30, 2018, the total number of warrants outstanding was 74,784 with weighted average remaining life of 4 years.
The warrants were exercisable as of September 30, 2018 but no warrants has been exercised.

The fair value of this Warrants was $438,234
as determined on September 01, 2017.
The fair value has been estimated using the Binomial Options pricing model with the following weighted-average assumptions: risk free rate of 2%; expected term of 5 years; exercise price of the warrants of $5; volatility of 67.4%; number of tree step of 10; and expected future dividends of nil.

Statutory surplus reserves

Pursuant to Chinese Company law applicable to foreign investment companies, the Company’s PRC subsidiaries are required to maintain statutory surplus reserves. The statutory surplus reserves are to be appropriated from net income after taxes, and should be at least 10% of the after tax net income determined in accordance with accounting principles and relevant financial regulations applicable to PRC enterprises (“PRC GAAP”). The Company has an option of not appropriating the statutory surplus reserve after the statutory surplus reserve is equal to 50% of the subsidiary’s registered capital. Statutory surplus reserves are recorded as a component of shareholders’ equity. The statutory surplus reserve as of September 30, 2018 is $2,031,414 .

ZK International, ZK Pipe, Wenzhou Weijia, xSigma, and ZK Uganda has not commenced operation since inception. No appropriation to the statutory surplus reserves.

Zhejiang Zhengkang appropriated $858,412 to the statutory surplus reserves for the year ended September 30, 2018. For the year ended September 30, 2017, statutory surplus reserves appropriated was $593,369.

Wenzhou Zhengfeng recorded a net loss for the year ended September 30, 2018 and no revenue for the year ended September 30, 2017, so no appropriation to the statutory surplus reserves and staff welfare and bonus fund was made.

Zhenglong Ecommerce recorded a net loss for the year ended September 30, 2018, so no appropriation to the statutory surplus reserves and staff welfare and bonus fund was made.

Dividends declared by the Company’s PRC subsidiaries are based on the distributable profits as reported in their statutory financial statements reported in accordance with PRC GAAP, which differ from the results of operations reflected in the consolidated financial statements prepared in accordance with US GAAP. The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its PRC subsidiaries. As of September 30, 2018, the Company has no dividend payable.

Under PRC laws and regulations, statutory surplus reserves are restricted to set-off against losses, expansion of production and operation and increasing registered capital of the respective company, and are not distributable other than upon liquidation. The reserves are not allowed to be transferred to the Company in terms of cash dividends, loans or advances, nor are they allowed for distribution except under liquidation. Amounts restricted include the PRC subsidiaries’ paid-in capital and statutory surplus reserves of the Company’s PRC subsidiaries totaling $6,325,541 as of September 30, 2018 and $5,467,130 as of September 30, 2017.

Non-controlling interests

Non-controlling interests represent the interest of non-controlling shareholders in Zhejiang Zhengkang based on their proportionate interests in the equity of that company adjusted for its proportionate share of income or losses from operations. On September 29, 2015, Wenzhou Weijia acquired
99
% equity percentage of Zhejiang Zhengkang from 5 individual shareholders: HUANG Jian Cong, WANG Ming Jie, WANG Guo Lin, WANG Jian Di and WANG Yang Ming. After that, Zhejiang Zhengkang’s equity interest is
99
% held by Wenzhou Weijia and 1% held by HUANG Jian Cong as of the year end. The non-controlling interest in Zhejiang Zhengkang was
1
% as of September 30, 2018 and 2017. The non-controlling interest in Zhenglong Ecommerce and ZK Uganda was 10.9% and 20% as of September 30, 2018 respectively.